Note 23 - Equity-settled Share-based Expense (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Note	2017	2016	2015
Share option programmes	23.1(a)	29	170	24
Facilitation and advanced dividend loan modification	23.1(b)	806	-	-
		835	170	24
	Note	2017	2016	2015
Restricted Share units and Performance Share Units	23.2(a)	853	618	-
Caledonia Mining South Africa employee incentive scheme	23.2(b)	123	-	-
		976	618	-

Disclosure of range of exercise prices of outstanding share options [text block]
Number of Options	Exercise Price	Expiry Date
	Canadian $
5,000	4.00	Oct 8, 2020
18,000	11.50	Oct 13, 2021
5,000	8.10	May 30, 2022
28,000

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options *	Weighted Avg. Exercise Price
		Canadian $ *
Options outstanding and exercisable at January 1, 2015	513,184	5.55
Expired or forfeited	(88,000)	5.55
Granted	23,000	3.65
Options outstanding and exercisable at December 31, 2015	448,184	5.40
Expired or forfeited	(232,200)	6.50
Granted	18,000	11.50
Exercised	(141,704)	4.15
Options outstanding and exercisable at December 31, 2016	92,280	5.85
Granted	5,000	8.10
Exercised	(69,280)	4.50
Options outstanding and exercisable at December 31, 2017	28,000	9.55

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2017	2016	2015	2015
Options granted	*5,000	*18,000	90,000	25,000
Grant date	May 30, 2017	October 13, 2016	December 21, 2015	October 7, 2015
Risk-free interest rate	2.40%	0.53%	0.53%	0.53%
Expected stock price volatility (based on historical volatility)	118%	119%	41,2%	39,6%
Expected option life in years	3	5	5	5
Exercise price	* CAD 8.10	* CAD 11.50	CAD 0.74	CAD 0.80
Share price at grant date	* CAD8.10	* CAD 11.50	CAD 0.74	CAD 0.79
Fair value at grant date	* USD 5.81	* USD 9.45	USD 0.27	USD 0.27
	*2017		*2016
	RSUs	PSUs	RSUs	PSUs
Fair value (USD)	$7.37	$7.17	$5.50	$5.25
Share price (USD)	$7.37	$7.37	$5.50	$5.50
Performance multiplier percentage	-	94%	-	100%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
	RSUs	PSUs	RSUs	PSUs
Grant - January 11, 2016	60,645	242,579	60,645	242,579
Grant - March 23, 2016	10,965	43,871	10,967	43,871
Grant - June 8, 2016	5,117	20,470	5,117	20,470
Grant - January 19, 2017	4,443	17,774	-	-
RSU dividend reinvestments	7,324	-	3,505	-
Total awards at December 31	88,494	324,694	80,234	306,920

Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
Modification date	June 23, 2017
Blanket Mine dividend yield	23.70%	-	89.88%
Risk free interest rate	USD swap curve
Group market capitalisation at grant date ($’000)	USD 68,436